Common Stock and Additional Paid-in Capital - Issuance of preferred shares and Treasury stock (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended					9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Jan. 07, 2019	Feb. 28, 2019	Nov. 18, 2016	Mar. 24, 2016	Nov. 18, 2016	Jun. 08, 2016	Jul. 06, 2016	Aug. 03, 2016	Oct. 05, 2018	Sep. 09, 2017	Aug. 29, 2017	Sep. 13, 2016	Sep. 01, 2016	Oct. 05, 2016	Nov. 04, 2016	Oct. 31, 2016	Nov. 16, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2015	Oct. 29, 2018	Feb. 06, 2018
Debt Conversion, Amount																				$ 8,750
Stockholders' Contribution																			$ 2,805
Treasury stock retired										3
Common stock shares outstanding																		87,232,028	104,274,708
Subsequent Event
Common stock shares outstanding		86,886,627
Stock Repurchase Program
Stock repurchase program, authorized amount for a period of 12 months																							$ 50,000
Common shares repurchased									10,864,227
Gross consideration of shares acquired under cost method									$ 50,217
New Stock Repurchase Program
Stock repurchase program, authorized amount for a period of 12 months																						$ 50,000
New Stock Repurchase Program | Subsequent Event
Common shares repurchased	345,401
Gross consideration of shares acquired under cost method	$ 2,120
Both Stock Repurchase Programs
Common shares repurchased																		17,042,680
Gross consideration of shares acquired under cost method																		$ 85,378
Both Stock Repurchase Programs | Subsequent Event
Common shares repurchased		17,388,081
Gross consideration of shares acquired under cost method		$ 87,498
Convertible preferred shares
Number of shares issued																				873
Preferred warrants
Number of shares issued																				3,153
Prepaid warrants
Number of shares issued																				45
Preferred stock
Issuance of preferred stock, shares																				42
Shares converted																				13
Preferred stock | Preferred warrants
Dividends on preferred stock converted																				$ 5,551
Shares converted																				80,000
Sifnos Shareholders Inc. | Revolving Credit Facility
Debt Conversion, Amount				$ 8,750								$ 8,750				$ 7,500					$ 10,000
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Preferred Stock, Voting Rights																		voting power of 5:1
Number of preferred shares converted				29
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Treasury stock retired										3,009
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Convertible preferred shares
Number of shares issued																				856,352
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Preferred warrants
Number of shares issued																				3,090,405
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Prepaid warrants
Number of shares issued																				44,822
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted				29,166
Series C Convertible Preferred Stock
Preferred shares annual rate																		8.00%
Series D Convertible Preferred Stock
Preferred Stock, Voting Rights																		100.000 votes
Series D Convertible Preferred Stock | Sifnos Shareholders Inc.
Stockholders' Contribution											$ 2,805
Series D Convertible Preferred Stock | Sifnos Shareholders Inc. | Revolving Credit Facility
Number of preferred shares converted												29
Series D Convertible Preferred Stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Sifnos Shareholders Inc. | Revolving Credit Facility
Number of preferred shares converted												29,166
Series E-1 Convertible Preferred Stock | Convertible preferred shares
Dividends on preferred stock converted																				$ 1,400
Shares converted																				20,000
Securities Purchase Agreement
Number of shares issued			152		29
Number of shares issued						0
Common stock issued as dividend							0	0					0	0	0
Securities Purchase Agreement | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued			149,187		28,697
Number of shares issued						310
Common stock issued as dividend							70	17					278	328	339
Securities Purchase Agreement | Series C Convertible Preferred Stock
Dividends on preferred stock converted			$ 344		$ 400
Proceeds from the offering of preferred shares						$ 5,000
Proceeds from warrants						$ 5,000
Issuance of preferred stock, shares						5,000
Number of warrants						5,000
Total proceeds						$ 10,000
Shares converted			5,000		5,000
Securities Purchase Agreement with Kalani
Number of shares issued																	0
Total proceeds																	$ 100,000
Securities Purchase Agreement with Kalani | Subject to adjustment
Number of shares issued																	47
Securities Purchase Agreement with Kalani | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued																	13
Securities Purchase Agreement with Kalani | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Subject to adjustment
Number of shares issued																	46,609
Securities Purchase Agreement with Kalani | Series E-1 Convertible Preferred Stock
Proceeds from the offering of preferred shares																	$ 20,000
Proceeds from warrants																	$ 30,000
Issuance of preferred stock, shares																	20,000
Number of warrants																	30,000
Securities Purchase Agreement with Kalani | Series E-2 Convertible Preferred Stock
Proceeds from warrants																	$ 50,000
Number of warrants																	50,000